Shareholder Fees	Dec. 29, 2025 USD ($)
Green California Tax-Free Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Redemption Fee	$ 0
S&P 500 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Maximum Account Fee	10.00
S&P 500 Index Fund - K Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Maximum Account Fee	10.00
S&P MidCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Maximum Account Fee	10.00
S&P MidCap Index Fund - K Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Maximum Account Fee	10.00
S&P SmallCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
S&P SmallCap Index Fund - K Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Shelton Equity Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Shelton Equity Income Fund - K Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Nasdaq-100 Index Fund - Institutional Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Nasdaq-100 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Nasdaq-100 Index Fund - K Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
U.S. Government Securities Fund - Investor Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
U.S. Government Securities Fund - K Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
The United States Treasury Trust - Investor Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Shelton Sustainable Equity Fund - Investor Shares [Member]
Prospectus [Line Items]
Redemption Fee	0
Shelton Sustainable Equity Fund - Institutional Shares [Member]
Prospectus [Line Items]
Redemption Fee	$ 0